INCOME TAXES Schedule of income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Canadian:
Current	$ (287)	$ 11	$ (1,165)
Deferred	401	(2,086)	(2,510)
Total	114	(2,075)	(3,675)
Foreign:
Current	7,304	5,511	2,630
Deferred	(3,108)	(2,376)	(232)
Total	4,196	3,135	2,398
Total:
Current	7,017	5,522	1,465
Deferred	(2,707)	(4,462)	(2,742)
Total	$ 4,310	$ 1,060	$ (1,277)